BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details Textual) - USD ($) $ in Thousands				1 Months Ended							12 Months Ended
	Apr. 14, 2015	Nov. 11, 2013	Feb. 26, 2013	Jan. 31, 2016	Jun. 30, 2015	Oct. 01, 2014	May. 31, 2013	May. 30, 2013	May. 16, 2013	Jul. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 25, 2014	Feb. 28, 2014	Nov. 30, 2013
Business Acquisition [Line Items]
Net Income (Loss) Attributable To Redeemable Noncontrolling Interest											$ 639	$ 425	$ 546
Subsequent Event [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				$ 356
Comm It Group [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage										20.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage										80.00%
Business Acquisition Contingent Consideration Deferred Payment										$ 2,751
Business Acquisitions Contingent Consideration At Fair Value										3,943
Business Combination, Consideration Transferred, Total										8,933
Business Acquisitions Contingent Consideration Potential Cash Payment										1,192
Net Income (Loss) Attributable To Redeemable Noncontrolling Interest										1,750
Payments to Acquire Businesses, Gross										$ 4,990
Complete Business Solutions Ltd [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total											$ 244
Increase Share Interest											96.3% to 100%
Pilat Europe Limited Ltd and Pilat North America Inc [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			$ 1,233
Valinor Ltd [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total							$ 1,618
Business Combination Consideration Contingent On Operational Target									$ 600					$ 340		$ 339
Payments to Acquire Businesses, Gross									$ 339
Increase Decrease in Total Consideration Transferred													$ 230
Dario solutions IT Ltd [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total							$ 3,723	$ 1,100				997
Business Combination Consideration Contingent On Operational Target												1,717			$ 906
Allstates Technical Services, LLC [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total		$ 10,963
Formula Telecom Solutions Ltd [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total						$ 5,800
Infinigy Solutions LLC [Member]
Business Acquisition [Line Items]
Business Combination Consideration Paid Transferred1					$ 6,360
Payments to Acquire Businesses, Gross					5,600
Contingent Payment Upon Operational Targets					$ 760
Business Acquisition, Remaining Ownership Percentage					30.00%
Business Acquisition, Percentage of Voting Interests Acquired					70.00%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value					$ 3,273
Comblack IT Ltd. [Member]
Business Acquisition [Line Items]
Business Combination Consideration Paid Transferred1	$ 1,812
Payments to Acquire Businesses, Gross	1,523
Contingent Payment Upon Operational Targets	$ 289
Business Acquisition, Remaining Ownership Percentage	30.00%
Business Acquisition, Percentage of Voting Interests Acquired	70.00%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value	$ 1,100
Addition Acquisition [Member]
Business Acquisition [Line Items]
Business Combination Consideration Paid Transferred1											$ 1,892	$ 700
Comm IT Embedded Ltd [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total											$ 1,412
Increase Share Interest											50.1% to 75%